Trade Receivables, Other Receivables and Prepayments - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables [Abstract]
Other receivables	$ 164,688	$ 106,116
Prepayments	23,859,070	10,323,846
Other receivables and prepayments	$ 24,023,758	$ 10,429,962